STOCKHOLDERS' EQUITY (Details 1) - USD ($)		1 Months Ended		3 Months Ended		12 Months Ended
	Apr. 12, 2018	Apr. 17, 2018	Oct. 31, 2017	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Number of warrants
Number of shares, Beginning				34,506
Number of shares, granted						92,174	106,235
Number of shares, Forfeited						(26,000)
Number of shares, Ending						34,506
Wtd Avg. Exercise Price
Granted (in dollars per share)	$ 6,000
Oustanding (in dollars per share)					$ 4.24
Wtd Avg. Remaining Term
Oustanding					2 years 7 days			2 years 2 months 23 days
Warrant
Number of warrants
Number of shares, Beginning				1,781,715	1,781,715	1,781,715	2,537,335
Number of shares, granted		127,525		0		303,234	366,600
Number of shares, exercised					(16,441)	(137,525)	(974,133)
Number of shares, Forfeited				(22,266)		(303,900)	(9,896)
Number of shares, Ending					1,743,008	1,781,715	1,781,715	2,537,335
Wtd Avg. Exercise Price
Oustanding (in dollars per share)				$ 4.20	$ 4.20	$ 4.20	$ 3.75
Granted (in dollars per share)			$ 33,785			5.14	2.50
Exercised (in dollars per share)			$ 10,000		$ 2.31	5.87	0.75
Forfeited (in dollars per share)				$ 2.75		8.43	12.25
Oustanding (in dollars per share)						$ 4.20	$ 4.20	$ 3.75
Wtd Avg. Remaining Term
Oustanding						2 years 2 months 23 days	2 years 7 months 9 days	3 years 6 months 18 days
Granted						2 years 7 months 20 days	4 years 10 months 20 days
Intrinsic Value of Warrants
Outstanding				$ 9,395,841		$ 8,930,058	$ 1,656,083	$ 8,930,058